Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	4 Months Ended	6 Months Ended
	Jan. 20, 2021	Dec. 31, 2020	Jun. 30, 2021
Descriptionof Organizationand Business Operations Details [Line Items]
Sale of per share price (in Dollars per share)			$ 10.00
Gross proceeds		$ 7,270,000	$ 7,270,000
Gross proceeds		7,270,000	7,270,000
Transaction costs		15,562,855	15,562,855
Underwriting fees		5,520,000	5,520,000
Deferred underwriting fees		9,660,000	9,660,000
Other offering costs		$ 382,855	$ 382,855
Net proceeds amount	$ 276,000,000
Proposed public offering (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Net tangible assets		$ 5,000,001	$ 5,000,001
Aggregate of percentage		15.00%	15.00%
Redemption of public shares percentage		100.00%	100.00%
Interest expenses		$ 100,000	$ 100,000
Merger agreement, description			(if any), not to exceed an additional 5,000,000 shares of Company common stock in the aggregate (the “Closing Merger Consideration”). In addition, each holder of Sarcos capital stock (including any capital stock subject to restricted stock awards) will be entitled to a right to receive additional contingent consideration following the Closing in the form of an earn-out. This earnout will become payable as follows: (a) 14,062,500 shares of common stock of the Company if the closing share price of a share of common stock of the Company is equal to or exceeds $15.00 for 20 trading days in any 30 consecutive trading day period at any time during the period beginning on the first anniversary of the Closing and ending on the fourth anniversary of the Closing, and (b) 14,062,500 shares of common stock of the Company if the closing share price of a share of common stock of the Company is equal to or exceeds $20.00 for 20 trading days in any 30 consecutive trading day period at any time during the period beginning on the first anniversary of the Closing and ending on the fifth anniversary of the Closing.
Proceeds of PIPE Financing			$ 200,000,000
Share price (in Dollars per share)	$ 10.45		$ 9.98
Aggregate purchase price			$ 220,000,000
Cash			14,538
Working capital deficit			$ 3,910,796
PIPE Investor [Member]
Descriptionof Organizationand Business Operations Details [Line Items]
Issuance of Class B common stock to Sponsor (in Shares)			22,000,000
Share price (in Dollars per share)			$ 10.00
Lock Up Agreement [Member]
Descriptionof Organizationand Business Operations Details [Line Items]
Merger agreement, description			Pursuant to the Lock-up Agreement, Sarcos Holders agreed, among other things, to the following transfer restrictions following the Closing: (i) Holders of shares of Sarcos preferred stock agreed, among other things, that (a) 50% of their shares may not be transferred, until the earlier to occur of (x) six months following Closing, and (y) 120 days following the Closing if the stock price of the Company’s common stock exceeds $13.00 for 20 trading days in any 30 consecutive trading day period, and (b) the remaining 50% of such shares may not be transferred for a period of one year following the Closing, and (ii) Holders of Sarcos’ common stock, options, restricted stock awards and restricted stock unit awards agreed, among other things, that (1) 20% of such securities may not be transferred until the earlier to occur of (a) 120 days after Closing if the stock price of the Company’s common stock exceeds $13.00 for 20 trading days in any 30 consecutive trading day period, and (b) 6 months after closing; and (2) the remaining 80% can be transferred at the earlier of (A) delivery to customers of at least twenty Guardian® XO® and/or Guardian® XT commercial units to customers of the Constituent Corporations (but in no event prior to the close of business on the one year anniversary of the date of Closing) and (B) the close of business on the second anniversary of the date of Closing.
Restricted Stock Units (RSUs)
Descriptionof Organizationand Business Operations Details [Line Items]
Issuance of shares (in Shares)			120,000,000
Issuance of shares (in Shares)			120,000,000
Business Combination [Member]
Descriptionof Organizationand Business Operations Details [Line Items]
Outstanding voting securities percentage		50.00%	50.00%
Additional of public per share (in Dollars per share)		$ 10.00	$ 10.00
Fair market value percentage			80.00%
IPO [Member]
Descriptionof Organizationand Business Operations Details [Line Items]
Issuance of shares (in Shares)	27,600,000	27,600,000	27,600,000
Sale of per share price (in Dollars per share)		$ 1.00	$ 1.00
Sale of warrants (in Shares)		7,270,000	7,270,000
Issuance of shares (in Shares)	27,600,000	27,600,000	27,600,000
Over-Allotment Option [Member]
Descriptionof Organizationand Business Operations Details [Line Items]
Issuance of shares (in Shares)	3,600,000	3,600,000	3,600,000
Sale of per share price (in Dollars per share)	$ 10.00
Gross proceeds	$ 276,000,000
Gross proceeds	$ 276,000,000
Issuance of shares (in Shares)	3,600,000	3,600,000	3,600,000